UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

BrandywineGLOBAL —

GLOBAL OPPORTUNITIES BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Opportunities Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	BrandywineGLOBAL — Global Opportunities Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Turning to the global economy, in its July 2018 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “Global growth is projected to reach 3.9 percent in 2018 and 2019, in line with the forecast of the April 2018 World Economic Outlook, but the expansion is becoming less even, and risks to the outlook are mounting. The rate of expansion appears to have peaked in some major economies and growth has become less synchronized.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.2%, versus 2.4% in 2017. Japan’s economy is expected to expand 1.0% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.7% in 2017.

BrandywineGLOBAL — Global Opportunities Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed increased the federal funds rateiv twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In June 2018, the ECB announced it would end its bond buying program by the end of the year, but it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -1.62% during the six-month reporting period ended June 30, 2018.

IV	BrandywineGLOBAL — Global Opportunities Bond Fund

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned -5.23% during the six months ended June 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied during the second half of the reporting period, negatively impacting the performance of the asset class.

Performance review

For the six months ended June 30, 2018, Class IS shares of BrandywineGLOBAL — Global Opportunities Bond Fund returned -3.07%. The Fund’s unmanaged benchmark, the FTSE World Government Bond Index (Unhedged)xii, returned -0.94% for the same period. The Lipper Global Income Funds Category Average1 returned -1.55% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Opportunities Bond Fund:
Class A	-3.16%
Class A2	-3.40%
Class C	-3.66%
Class C1[2]	-3.49%
Class FI	-3.26%
Class R	-3.40%
Class I	-3.12%
Class IS	-3.07%
FTSE World Government Bond Index (Unhedged)	-0.94%
Lipper Global Income Funds Category Average[1]	-1.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 207 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

BrandywineGLOBAL — Global Opportunities Bond Fund	V

Investment commentary (cont’d)

capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.03%, 2.91%, 2.43%, 2.75%, 3.17%, 2.90%, 3.45% and 3.55%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 2.83%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.95%, 1.10%, 1.71%, 1.38%, 0.98%, 1.29%, 0.69% and 0.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.20% for Class A2 shares, 1.75% for Class C shares, 1.45% for Class C1 shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Foreign securities involve special risks such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign

VI	BrandywineGLOBAL — Global Opportunities Bond Fund

government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield debt” or “junk bonds”) involve greater volatility than higher-rated securities. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investment in other fixed-income securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The FTSE World Government Bond Index (“WGBI”) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI currently comprises sovereign debt from multiple countries, denominated in a variety of currencies. The WGBI provides a broad benchmark for the global sovereign fixed income market.

BrandywineGLOBAL — Global Opportunities Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.16%	$1,000.00	$968.40	0.95%	$4.64	Class A	5.00%	$1,000.00	$1,020.08	0.95%	$4.76
Class A2	-3.40	1,000.00	966.00	1.09	5.31	Class A2	5.00	1,000.00	1,019.39	1.09	5.46
Class C	-3.66	1,000.00	963.40	1.71	8.32	Class C	5.00	1,000.00	1,016.31	1.71	8.55
Class C1	-3.49	1,000.00	965.10	1.38	6.72	Class C1	5.00	1,000.00	1,017.95	1.38	6.90
Class FI	-3.26	1,000.00	967.40	1.00	4.88	Class FI	5.00	1,000.00	1,019.84	1.00	5.01
Class R	-3.40	1,000.00	966.00	1.25	6.09	Class R	5.00	1,000.00	1,018.60	1.25	6.26
Class I	-3.12	1,000.00	968.80	0.67	3.27	Class I	5.00	1,000.00	1,021.47	0.67	3.36
Class IS	-3.07	1,000.00	969.30	0.58	2.83	Class IS	5.00	1,000.00	1,021.92	0.58	2.91

2	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2018

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 52.5%
Australia — 5.4%
Australia Government Bond, Senior Notes	2.750%	10/21/19	127,690,000	AUD	$95,436,946	(a)
New South Wales Treasury Corp.	3.500%	3/20/19	23,215,000	AUD	17,368,797
Queensland Treasury Corp.	4.000%	6/21/19	50,435,000	AUD	38,013,841	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	48,285,000	AUD	37,951,960
Total Australia					188,771,544
Brazil — 4.1%
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/27	608,800,000	BRL	143,801,530
Colombia — 2.0%
Colombian TES	6.000%	4/28/28	218,300,000,000	COP	71,617,787
Indonesia — 3.6%
Republic of Indonesia, Senior Notes	8.375%	3/15/24	132,490,000,000	IDR	9,490,648
Republic of Indonesia, Senior Notes	9.000%	3/15/29	812,700,000,000	IDR	60,598,042
Republic of Indonesia, Senior Notes	6.625%	5/15/33	153,500,000,000	IDR	9,346,040
Republic of Indonesia, Senior Notes	8.375%	3/15/34	71,600,000,000	IDR	5,009,002
Republic of Indonesia, Senior Notes	8.750%	2/15/44	609,200,000,000	IDR	43,256,176
Total Indonesia					127,699,908
Malaysia — 6.7%
Federation of Malaysia, Senior Notes	3.659%	10/15/20	231,170,000	MYR	57,330,160
Federation of Malaysia, Senior Notes	4.048%	9/30/21	101,200,000	MYR	25,304,510
Federation of Malaysia, Senior Notes	3.620%	11/30/21	42,960,000	MYR	10,631,342
Federation of Malaysia, Senior Notes	3.882%	3/10/22	152,460,000	MYR	37,829,178
Federation of Malaysia, Senior Notes	3.480%	3/15/23	181,645,000	MYR	44,067,855
Federation of Malaysia, Senior Notes	3.955%	9/15/25	59,305,000	MYR	14,409,669
Federation of Malaysia, Senior Notes	3.900%	11/30/26	22,015,000	MYR	5,280,984
Federation of Malaysia, Senior Notes	3.899%	11/16/27	161,820,000	MYR	38,668,510
Total Malaysia					233,522,208
Mexico — 13.4%
United Mexican States, Bonds	8.000%	11/7/47	1,348,900,000	MXN	70,387,582
United Mexican States, Senior Notes	8.500%	5/31/29	1,843,570,000	MXN	99,100,387
United Mexican States, Senior Notes	7.750%	11/23/34	689,000,000	MXN	35,046,970
United Mexican States, Senior Notes	8.500%	11/18/38	2,123,000,000	MXN	116,175,597
United Mexican States, Senior Notes	7.750%	11/13/42	2,936,800,000	MXN	149,133,145
Total Mexico					469,843,681
Poland — 5.8%
Republic of Poland, Bonds	0.000%	4/25/19	278,515,000	PLN	73,594,837
Republic of Poland, Bonds	3.250%	7/25/19	204,235,000	PLN	55,620,797
Republic of Poland, Bonds	1.500%	4/25/20	277,200,000	PLN	73,968,844
Total Poland					203,184,478

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
South Africa — 5.0%
Republic of South Africa, Bonds	6.500%	2/28/41	1,296,170,000	ZAR	$67,428,620
Republic of South Africa, Bonds	8.750%	2/28/48	1,623,400,000	ZAR	107,729,617
Total South Africa					175,158,237
Turkey — 0.5%
Republic of Turkey, Bonds	10.600%	2/11/26	108,680,000	TRY	18,027,180
United Kingdom — 6.0%
United Kingdom Gilt, Bonds	1.250%	7/22/18	158,200,000	GBP	208,888,842	(a)
Total Sovereign Bonds (Cost — $2,181,787,966)					1,840,515,395
U.S. Government & Agency Obligations — 23.6%
U.S. Government Obligations — 23.6%
U.S. Treasury Bonds	2.875%	11/15/46	90,590,000		88,719,812
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	1.969%	7/31/19	428,890,000		429,338,255	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield)	1.909%	1/31/20	18,860,000		18,858,407	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	1.942%	4/30/20	291,795,000		291,795,954	(b)
Total U.S. Government & Agency Obligations (Cost — $827,031,074)					828,712,428
Corporate Bonds & Notes — 21.6%
Consumer Discretionary — 6.9%
Automobiles — 5.1%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.705%	4/6/20	43,115,000		43,263,736	(b)(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.331%	1/9/20	18,460,000		18,595,035	(b)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.835%	4/5/21	55,550,000		55,765,652	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.272%	4/13/20	61,325,000		61,755,247	(b)
Total Automobiles					179,379,670
Media — 1.8%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.737%	4/1/21	60,365,000		60,472,498	(b)(c)
Total Consumer Discretionary					239,852,168
Financials — 13.7%
Banks — 5.5%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.705%	2/12/21	51,085,000		51,139,339	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	3.127%	1/10/20	12,765,000		12,855,539	(b)
Corporacion Andina de Fomento, Senior Notes	2.000%	5/10/19	24,860,000		24,690,051

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2018

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
JPMorgan Chase Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.450%)	2.780%	9/21/18	19,415,000		$19,426,046	(b)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.839%	5/22/20	37,165,000		37,265,910	(b)(c)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.387%	7/26/21	45,335,000		46,123,527	(b)
Total Banks					191,500,412
Capital Markets — 5.7%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.779%	2/22/21	58,305,000		58,365,010	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.080%	2/23/23	106,785,000		106,452,923	(b)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.686%	4/4/19	34,940,000		34,959,371	(b)(c)
Total Capital Markets					199,777,304
Insurance — 2.5%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	2.546%	9/19/19	35,395,000		35,459,614	(b)(c)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.561%	1/8/21	53,835,000		53,803,184	(b)(c)
Total Insurance					89,262,798
Total Financials					480,540,514
Information Technology — 1.0%
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000		35,703,423
Total Corporate Bonds & Notes (Cost — $754,432,981)					756,096,105
Collateralized Mortgage Obligations(d) — 1.3%
Bancaja Fondo de Titulizacion de Activos, 2011 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	4/27/50	1,687,782	EUR	1,957,446	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.991%	11/25/24	3,285,080		3,759,607	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05, 1M2 (1 mo. USD LIBOR + 2.200%)	4.291%	1/25/30	6,610,000		6,731,837	(b)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. Euribor + 0.160%, 0.000% floor)	0.000%	12/17/49	5,716,660	EUR	6,129,385	(a)(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2017-HQA2, B1 (1 mo. USD LIBOR + 4.750%)	6.841%	12/25/29	4,250,000		4,586,970	(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% Floor)	0.000%	3/22/44	8,871,091	EUR	9,624,166	(a)(b)
Pastor GC Hipotecario, 2005 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	6/21/46	13,628,794	EUR	14,085,749	(a)(b)

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(d) — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	295,748	$288,176
Total Collateralized Mortgage Obligations (Cost — $50,872,020)				47,163,336
Total Investments before Short-Term Investments (Cost — $3,814,124,041)				3,472,487,264

			Shares
Short-Term Investments — 2.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $83,675,777)	1.803%		83,675,777	83,675,777
Total Investments — 101.4% (Cost — $3,897,799,818)				3,556,163,041
Liabilities in Excess of Other Assets — (1.4)%				(48,055,292)
Total Net Assets — 100.0%				$3,508,107,749

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

BrandywineGLOBAL — Global Opportunities Bond Fund

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	117,470,341	ZAR	1,432,700,000	HSBC Bank USA, N.A.	7/11/2018	$13,187,831
USD	7,191,323	ZAR	91,000,000	JPMorgan Chase & Co.	7/11/2018	567,669
CAD	101,310,000	USD	79,453,838	Goldman Sachs Group Inc.	7/12/2018	(2,372,995)
CAD	140,140,000	USD	111,015,170	Goldman Sachs Group Inc.	7/12/2018	(4,390,855)
TRY	388,600,000	USD	92,721,616	HSBC Bank USA, N.A.	7/13/2018	(8,638,545)
NOK	170,800,000	USD	22,047,529	HSBC Bank USA, N.A.	7/20/2018	(1,057,974)
SEK	1,401,600,000	USD	168,506,095	HSBC Bank USA, N.A.	7/25/2018	(11,711,703)
COP	493,050,000,000	USD	180,257,746	JPMorgan Chase & Co.	8/6/2018	(12,329,262)
USD	10,474,671	COP	30,530,000,000	JPMorgan Chase & Co.	8/6/2018	76,422
USD	14,105,548	COP	40,600,000,000	JPMorgan Chase & Co.	8/6/2018	277,546
USD	14,192,433	COP	40,710,000,000	JPMorgan Chase & Co.	8/6/2018	326,965
USD	9,776,236	COP	28,630,000,000	JPMorgan Chase & Co.	8/6/2018	25,110
USD	7,862,671	COP	22,630,000,000	JPMorgan Chase & Co.	8/6/2018	(24,907)
USD	16,615,077	COP	47,880,000,000	JPMorgan Chase & Co.	8/6/2018	307,571
JPY	27,625,000,000	USD	254,973,718	JPMorgan Chase & Co.	8/13/2018	(4,681,500)
NOK	1,465,600,000	USD	184,234,013	HSBC Bank USA, N.A.	8/15/2018	(3,937,392)
AUD	135,020,000	USD	101,863,139	Morgan Stanley & Co. Inc.	8/17/2018	(1,924,993)
AUD	110,980,000	USD	83,950,599	Morgan Stanley & Co. Inc.	8/17/2018	(1,806,210)
USD	83,416,258	AUD	110,450,000	Morgan Stanley & Co. Inc.	8/17/2018	1,664,161
EUR	12,500,000	USD	14,503,750	HSBC Bank USA, N.A.	8/20/2018	151,321
SEK	367,900,000	USD	41,886,784	HSBC Bank USA, N.A.	8/20/2018	(647,279)
EUR	1,060,000	USD	1,242,759	JPMorgan Chase & Co.	8/20/2018	(9)
USD	41,406,052	EUR	34,630,000	JPMorgan Chase & Co.	8/20/2018	805,642
GBP	108,600,000	USD	145,712,421	Citibank N.A.	9/18/2018	(1,869,640)
SEK	778,600,000	USD	91,483,762	HSBC Bank USA, N.A.	9/21/2018	(3,995,082)
SEK	1,185,200,000	USD	139,394,132	HSBC Bank USA, N.A.	9/21/2018	(6,217,170)
Total						$(48,215,278)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

BrandywineGLOBAL — Global Opportunities Bond Fund

Summary of Investments by Country*
United States	39.4%
Mexico	13.2
Australia	7.3
Malaysia	6.6
United Kingdom	5.9
Poland	5.7
South Africa	4.9
Brazil	4.0
Indonesia	3.6
Germany	2.9
Colombia	2.0
Spain	0.9
Supranational	0.7
Turkey	0.5
Short-Term Investments	2.4
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2018 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments, at value (Cost $3,897,799,818)	$3,556,163,041
Foreign currency, at value (Cost — $942,373)	946,709
Interest receivable	33,203,339
Unrealized appreciation on forward foreign currency contracts	17,390,238
Receivable for securities sold	14,595,794
Deposits with brokers for OTC derivatives	11,580,000
Receivable for Fund shares sold	8,224,975
Deposits with brokers for centrally cleared swap contracts	1,000
Prepaid expenses	137,078
Total Assets	3,642,242,174

Liabilities:
Unrealized depreciation on forward foreign currency contracts	65,605,516
Payable for securities purchased	62,459,598
Payable for Fund shares repurchased	3,515,888
Investment management fee payable	1,459,149
Accrued foreign capital gains tax	112,998
Service and/or distribution fees payable	77,996
Trustees’ fees payable	15,912
Accrued expenses	887,368
Total Liabilities	134,134,425
Total Net Assets	$3,508,107,749

Net Assets:
Par value (Note 7)	$3,401
Paid-in capital in excess of par value	3,846,345,293
Undistributed net investment income	3,939,099
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	49,761,127
Net unrealized depreciation on investments, forward foreign currency contracts and foreign currencies	(391,941,171)	†
Total Net Assets	$3,508,107,749

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

Net Assets:
Class A	$173,354,800
Class A2	$13,930,890
Class C	$18,425,921
Class C1	$7,883,748
Class FI	$49,600,930
Class R	$15,263,023
Class I	$1,077,038,466
Class IS	$2,152,609,971

Shares Outstanding:
Class A	16,723,743
Class A2	1,347,974
Class C	1,809,408
Class C1	768,804
Class FI	4,846,297
Class R	1,481,839
Class I	104,503,132
Class IS	208,590,524

Net Asset Value:
Class A (and redemption price)	$10.37
Class A2 (and redemption price)	$10.33
Class C*	$10.18
Class C1*	$10.25
Class FI (and redemption price)	$10.23
Class R (and redemption price)	$10.30
Class I (and redemption price)	$10.31
Class IS (and redemption price)	$10.32
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.83
Class A2 (based on maximum initial sales charge of 4.25%)	$10.79

†	Net of accrued foreign capital gains tax of $112,998.

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest	$69,727,600
Less: Foreign taxes withheld	(1,681,636)
Total Investment Income	68,045,964

Expenses:
Investment management fee (Note 2)	8,956,565
Transfer agent fees (Note 5)	894,767
Service and/or distribution fees (Notes 2 and 5)	518,484
Custody fees	515,765
Trustees’ fees	233,811
Registration fees	150,382
Fund accounting fees	120,699
Legal fees	102,176
Commitment fees (Note 8)	58,535
Shareholder reports	31,813
Audit and tax fees	29,379
Insurance	20,366
Fees recaptured by investment manager (Note 2)	8
Miscellaneous expenses	23,355
Total Expenses	11,656,105
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,734)
Net Expenses	11,650,371
Net Investment Income	56,395,593

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	36,822,554
Forward foreign currency contracts	5,056,159
Foreign currency transactions	922,281
Net Realized Gain	42,800,994
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(180,004,460)	†
Forward foreign currency contracts	(33,672,310)
Foreign currencies	(2,316,501)
Change in Net Unrealized Appreciation (Depreciation)	(215,993,271)
Net Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(173,192,277)
Decrease in Net Assets From Operations	$(116,796,684)

†	Net of change in accrued foreign capital gains tax of $1,153,360.

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$56,395,593	$105,535,090
Net realized gain	42,800,994	66,178,664
Change in net unrealized appreciation (depreciation)	(215,993,271)	199,913,209
Increase (Decrease) in Net Assets From Operations	(116,796,684)	371,626,963

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(50,000,507)	(77,501,168)
Net realized gains	(3,255,049)	(80,727,018)
Decrease in Net Assets From Distributions to Shareholders	(53,255,556)	(158,228,186)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	842,781,752	1,335,572,984
Reinvestment of distributions	50,954,748	151,339,492
Cost of shares repurchased	(689,872,499)	(1,135,256,778)
Increase in Net Assets From Fund Share Transactions	203,864,001	351,655,698
Increase in Net Assets	33,811,761	565,054,475

Net Assets:
Beginning of period	3,474,295,988	2,909,241,513
End of period*	$3,508,107,749	$3,474,295,988
*Includes undistributed (overdistributed) net investment income, respectively, of:	$3,939,099	$(2,455,987)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.85	$10.09	$9.83	$11.00	$10.87	$11.79

Income (loss) from operations:
Net investment income	0.15	0.33	0.32	0.30	0.36	0.32
Net realized and unrealized gain (loss)	(0.49)	0.91	0.13	(1.26)	0.27	(0.81)
Total income (loss) from operations	(0.34)	1.24	0.45	(0.96)	0.63	(0.49)

Less distributions from:
Net investment income	(0.13)	(0.22)	—	(0.18)	(0.47)	(0.09)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.09)
Total distributions	(0.14)	(0.48)	(0.19)	(0.21)	(0.50)	(0.43)

Net asset value, end of period	$10.37	$10.85	$10.09	$9.83	$11.00	$10.87
Total return[3]	(3.16)%	12.34%	4.57%	(8.78)%	5.83%	(4.22)%

Net assets, end of period (millions)	$173	$212	$256	$290	$395	$421

Ratios to average net assets:
Gross expenses	0.95%[4]	0.95%	0.95%	0.92%	0.94%[5]	0.95%[5]
Net expenses[6]	0.95 [4]	0.95	0.95	0.92	0.94 [5]	0.95 [5,7]
Net investment income	2.84 [4]	3.00	3.07	2.82	3.17	2.82

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A2 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.83	$10.07	$9.82	$11.00	$10.86	$11.78

Income (loss) from operations:
Net investment income	0.15	0.31	0.31	0.28	0.33	0.31
Net realized and unrealized gain (loss)	(0.51)	0.92	0.13	(1.27)	0.29	(0.80)
Total income (loss) from operations	(0.36)	1.23	0.44	(0.99)	0.62	(0.49)

Less distributions from:
Net investment income	(0.13)	(0.21)	—	(0.16)	(0.45)	(0.09)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.09)
Total distributions	(0.14)	(0.47)	(0.19)	(0.19)	(0.48)	(0.43)

Net asset value, end of period	$10.33	$10.83	$10.07	$9.82	$11.00	$10.86
Total return[3]	(3.40)%	12.23%	4.47%	(9.03)%	5.66%	(4.32)%

Net assets, end of period (000s)	$13,931	$13,891	$12,666	$12,846	$13,548	$10,704

Ratios to average net assets:
Gross expenses	1.09%[4]	1.10%	1.10%	1.11%[5]	1.21%[5]	1.18%[5]
Net expenses[6]	1.09 [4]	1.10	1.10	1.11 [5]	1.20 [5,7]	1.10 [5,7]
Net investment income	2.71 [4]	2.84	2.93	2.64	2.89	2.83

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.67	$9.94	$9.75	$10.92	$10.79	$11.70

Income (loss) from operations:
Net investment income	0.11	0.24	0.24	0.21	0.27	0.23
Net realized and unrealized gain (loss)	(0.50)	0.90	0.14	(1.25)	0.28	(0.80)
Total income (loss) from operations	(0.39)	1.14	0.38	(1.04)	0.55	(0.57)

Less distributions from:
Net investment income	(0.09)	(0.15)	—	(0.10)	(0.39)	(0.06)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.03)
Total distributions	(0.10)	(0.41)	(0.19)	(0.13)	(0.42)	(0.34)

Net asset value, end of period	$10.18	$10.67	$9.94	$9.75	$10.92	$10.79
Total return[3]	(3.66)%	11.52%	3.89%	(9.58)%	5.05%	(4.90)%

Net assets, end of period (000s)	$18,426	$19,542	$22,874	$31,634	$43,164	$44,240

Ratios to average net assets:
Gross expenses	1.71%[4]	1.71%	1.71%	1.68%	1.73%[5]	1.72%[5]
Net expenses[6]	1.71 [4,7]	1.71 [7]	1.71	1.68	1.73 [5]	1.70 [5,7]
Net investment income	2.08 [4]	2.24	2.30	2.06	2.37	2.09

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.74	$10.00	$9.78	$10.94	$10.80	$11.72

Income (loss) from operations:
Net investment income	0.13	0.28	0.28	0.25	0.31	0.26
Net realized and unrealized gain (loss)	(0.50)	0.90	0.13	(1.25)	0.28	(0.80)
Total income (loss) from operations	(0.37)	1.18	0.41	(1.00)	0.59	(0.54)

Less distributions from:
Net investment income	(0.11)	(0.18)	—	(0.13)	(0.42)	(0.08)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.05)
Total distributions	(0.12)	(0.44)	(0.19)	(0.16)	(0.45)	(0.38)

Net asset value, end of period	$10.25	$10.74	$10.00	$9.78	$10.94	$10.80
Total return[3]	(3.49)%	11.94%	4.08%	(9.19)%	5.46%	(4.71)%

Net assets, end of period (000s)	$7,884	$9,537	$11,595	$15,697	$25,307	$33,570

Ratios to average net assets:
Gross expenses	1.38%[4]	1.38%	1.38%	1.35%	1.40%	1.43%[5]
Net expenses[6]	1.38 [4]	1.37 [7]	1.38	1.35	1.40	1.43 [5]
Net investment income	2.40 [4]	2.58	2.64	2.38	2.73	2.31

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.71	$9.96	$9.71	$10.88	$10.75	$11.66

Income (loss) from operations:
Net investment income	0.15	0.32	0.32	0.29	0.34	0.31
Net realized and unrealized gain (loss)	(0.50)	0.91	0.12	(1.25)	0.29	(0.80)
Total income (loss) from operations	(0.35)	1.23	0.44	(0.96)	0.63	(0.49)

Less distributions from:
Net investment income	(0.12)	(0.22)	—	(0.18)	(0.47)	(0.09)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.08)
Total distributions	(0.13)	(0.48)	(0.19)	(0.21)	(0.50)	(0.42)

Net asset value, end of period	$10.23	$10.71	$9.96	$9.71	$10.88	$10.75
Total return[3]	(3.26)%	12.28%	4.62%	(8.94)%	5.85%	(4.24)%

Net assets, end of period (000s)	$49,601	$74,844	$69,455	$66,227	$55,430	$42,378

Ratios to average net assets:
Gross expenses	1.00%[4]	0.98%	0.97%	0.98%[5]	1.01%[5]	1.04%[5]
Net expenses[6]	1.00 [4,7]	0.98 [7]	0.97	0.98 [5]	1.00 [5,7]	0.98 [5,7]
Net investment income	2.77 [4]	2.97	3.06	2.77	3.07	2.79

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.79	$10.04	$9.80	$10.98	$10.85	$11.77

Income (loss) from operations:
Net investment income	0.14	0.29	0.29	0.26	0.32	0.30
Net realized and unrealized gain (loss)	(0.50)	0.91	0.14	(1.26)	0.28	(0.81)
Total income (loss) from operations	(0.36)	1.20	0.43	(1.00)	0.60	(0.51)

Less distributions from:
Net investment income	(0.12)	(0.19)	—	(0.15)	(0.44)	(0.09)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.07)
Total distributions	(0.13)	(0.45)	(0.19)	(0.18)	(0.47)	(0.41)

Net asset value, end of period	$10.30	$10.79	$10.04	$9.80	$10.98	$10.85
Total return[3]	(3.40)%	12.02%	4.38%	(9.14)%	5.54%	(4.48)%

Net assets, end of period (000s)	$15,263	$18,609	$15,776	$14,739	$9,717	$6,415

Ratios to average net assets:
Gross expenses	1.31%[4,5]	1.29%[5]	1.29%[5]	1.27%[5]	1.36%	1.45%[5]
Net expenses[6,7]	1.25 [4,5]	1.25 [5]	1.25 [5]	1.25 [5]	1.25	1.23 [5]
Net investment income	2.53 [4]	2.69	2.77	2.53	2.80	2.67

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.80	$10.04	$9.75	$10.92	$10.79	$11.71

Income (loss) from operations:
Net investment income	0.17	0.35	0.35	0.32	0.38	0.34
Net realized and unrealized gain (loss)	(0.50)	0.92	0.13	(1.25)	0.28	(0.81)
Total income (loss) from operations	(0.33)	1.27	0.48	(0.93)	0.66	(0.47)

Less distributions from:
Net investment income	(0.15)	(0.25)	—	(0.21)	(0.50)	(0.10)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.10)
Total distributions	(0.16)	(0.51)	(0.19)	(0.24)	(0.53)	(0.45)

Net asset value, end of period	$10.31	$10.80	$10.04	$9.75	$10.92	$10.79
Total return[3]	(3.12)%	12.72%	4.91%	(8.63)%	6.13%	(4.05)%

Net assets, end of period (millions)	$1,077	$1,155	$1,357	$1,522	$1,867	$1,467

Ratios to average net assets:
Gross expenses	0.67%[4]	0.69%	0.71%	0.69%	0.70%[5]	0.73%[5]
Net expenses[6]	0.67 [4]	0.69	0.71	0.69	0.70 [5]	0.72 [5,7]
Net investment income	3.11 [4]	3.26	3.31	3.06	3.38	3.06

Portfolio turnover rate	23%	57%	53%[8]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$10.81	$10.05	$9.75	$10.92	$10.79	$11.71

Income (loss) from operations:
Net investment income	0.17	0.36	0.36	0.33	0.39	0.36
Net realized and unrealized gain (loss)	(0.50)	0.92	0.13	(1.25)	0.29	(0.81)
Total income (loss) from operations	(0.33)	1.28	0.49	(0.92)	0.68	(0.45)

Less distributions from:
Net investment income	(0.15)	(0.26)	—	(0.22)	(0.52)	(0.10)
Net realized gains	(0.01)	(0.26)	(0.19)	(0.03)	(0.03)	(0.25)
Return of capital	—	—	—	—	—	(0.12)
Total distributions	(0.16)	(0.52)	(0.19)	(0.25)	(0.55)	(0.47)

Net asset value, end of period	$10.32	$10.81	$10.05	$9.75	$10.92	$10.79
Total return[3]	(3.07)%	12.83%	5.02%	(8.50)%	6.26%	(3.92)%

Net assets, end of year (000s)	$2,152,610	$1,970,116	$1,163,901	$1,212,935	$1,177,975	$943,877

Ratios to average net assets:
Gross expenses	0.58%[4]	0.58%	0.58%	0.56%	0.58%	0.59%[5]
Net expenses[6]	0.58 [4]	0.58	0.58	0.56	0.58	0.59 [5]
Net investment income	3.23 [4]	3.35	3.45	3.20	3.51	3.20

Portfolio turnover rate	23%	57%	53%[7]	59%	52%	59%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expense waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

22	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$1,840,515,395	—	$1,840,515,395
U.S. Government & Agency Obligations	—	828,712,428	—	828,712,428
Corporate Bonds & Notes	—	756,096,105	—	756,096,105
Collateralized Mortgage Obligations	—	47,163,336	—	47,163,336
Total Long-Term Investments	—	3,472,487,264	—	3,472,487,264
Short-Term Investments†	$83,675,777	—	—	83,675,777
Total Investments	$83,675,777	$3,472,487,264	—	$3,556,163,041
Other Financial Instruments:
Forward Foreign Currency Contracts	—	17,390,238	—	17,390,238
Total	$83,675,777	$3,489,877,502	—	$3,573,553,279

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$65,605,516	—	$65,605,516

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

24	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

26	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $65,605,516. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2018, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $11,580,000, which could be used to reduce the required payment.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gain upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2018, there were $112,998 of capital gains tax liabilities accrued on unrealized gains.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global monthly 90% of the net management fee.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.20%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares of the Fund did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

28	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $5,734.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class FI	Class R
Expires December 31, 2018	—	$2,865
Expires December 31, 2019	—	7,092
Expires December 31, 2020	—	7,630
Expires December 31, 2021	$909	4,792
Total fee waivers/expense reimbursements subject to recapture	$909	$22,379

For the six months ended June 30, 2018, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class R
LMPFA recaptured	$8

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C	Class C1
Sales charges	$4,302	$4,422	—	—
CDSCs	—	—	$201	—

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,246,370,680	$316,794,565
Sales	826,108,226	205,507,581

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$3,897,799,818	$6,401,821	$(348,038,598)	$(341,636,777)
Forward foreign currency contracts	—	17,365,332	(65,580,610)	(48,215,278)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$17,390,238

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$65,605,516

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

30	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$5,056,159

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(33,672,310)

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$1,723,670,037
Forward foreign currency contracts (to sell)	514,836,218

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	—	$(1,869,640)	$(1,869,640)	—	$(1,869,640)
Goldman Sachs Group Inc.	—	(6,763,850)	(6,763,850)	—	(6,763,850)
HSBC Bank USA, N.A.	$13,339,152	(36,205,145)	(22,865,993)	—	(22,865,993)
JPMorgan Chase & Co.	2,386,925	(17,035,678)	(14,648,753)	$11,580,000	(3,068,753)
Morgan Stanley & Co. Inc.	1,664,161	(3,731,203)	(2,067,042)	—	(2,067,042)
Total	$17,390,238	$(65,605,516)	$(48,215,278)	$11,580,000	$(36,635,278)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

[5]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A,

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Class A2, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$263,787		$141,189
Class A2	17,816		18,949
Class C	97,147	†	13,718
Class C1	31,610		4,791
Class FI	67,501	†	49,573
Class R	40,623		19,265
Class I	—		590,354
Class IS	—		56,928
Total	$518,484		$894,767

†

Amounts shown are exclusive of expense reimbursements. For the period ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $15 and $18 for Class C and Class FI shares, respectively.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class A2	—
Class C	$15
Class C1	—
Class FI	927
Class R	4,792
Class I	—
Class IS	—
Total	$5,734

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$2,371,088	$4,235,619
Class A2	166,873	257,426
Class C	167,205	268,850
Class C1	88,215	160,932
Class FI	522,340	1,484,109
Class R	175,130	322,683
Class I	15,643,088	25,930,235
Class IS	30,866,568	44,841,314
Total	$50,000,507	$77,501,168

32	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

	Six Months Ended June 30, 2018	Year Ended December 31, 2017

Net Realized Gains:
Class A	$160,017	$4,914,787
Class A2	12,865	321,632
Class C	17,451	451,709
Class C1	7,396	225,377
Class FI	46,490	1,721,625
Class R	14,301	432,335
Class I	1,003,311	27,037,179
Class IS	1,993,218	45,622,374
Total	$3,255,049	$80,727,018

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,264,718	$35,992,549	5,246,749	$56,802,038
Shares issued on reinvestment	185,571	1,988,212	688,985	7,463,373
Shares repurchased	(6,281,727)	(67,454,338)	(11,752,261)	(125,435,605)
Net decrease	(2,831,438)	$(29,473,577)	(5,816,527)	$(61,170,194)

Class A2
Shares sold	150,758	$1,656,386	196,235	$2,132,082
Shares issued on reinvestment	16,842	179,738	53,588	579,058
Shares repurchased	(102,803)	(1,124,582)	(224,620)	(2,446,135)
Net increase	64,797	$711,542	25,203	$265,005

Class C
Shares sold	187,120	$2,008,559	241,418	$2,597,148
Shares issued on reinvestment	15,472	162,518	59,453	632,248
Shares repurchased	(225,011)	(2,403,276)	(771,106)	(8,245,706)
Net decrease	(22,419)	$(232,199)	(470,235)	$(5,016,310)

Class C1
Shares sold	4,569	$49,693	14,184	$148,975
Shares issued on reinvestment	8,337	88,479	33,604	360,153
Shares repurchased	(132,006)	(1,433,940)	(319,025)	(3,434,534)
Net decrease	(119,100)	$(1,295,768)	(271,237)	$(2,925,406)

BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount

Class FI
Shares sold	2,471,155	$26,600,404	2,808,180	$30,061,940
Shares issued on reinvestment	54,059	566,733	298,775	3,197,182
Shares repurchased	(4,664,255)	(51,076,452)	(3,091,950)	(33,249,847)
Net increase (decrease)	(2,139,041)	$(23,909,315)	15,005	$9,275

Class R
Shares sold	318,464	$3,461,616	653,339	$7,101,541
Shares issued on reinvestment	16,643	177,100	65,793	708,619
Shares repurchased	(578,091)	(6,302,092)	(566,195)	(6,168,505)
Net increase (decrease)	(242,984)	$(2,663,376)	152,937	$1,641,655

Class I
Shares sold	27,840,970	$305,046,250	33,259,149	$357,270,243
Shares issued on reinvestment	1,457,476	15,529,033	4,595,407	49,547,658
Shares repurchased	(31,826,198)	(347,327,514)	(66,013,931)	(685,108,505)
Net decrease	(2,527,752)	$(26,752,231)	(28,159,375)	$(278,290,604)

Class IS
Shares sold	42,795,010	$467,966,295	83,235,105	$879,459,017
Shares issued on reinvestment	3,027,265	32,262,935	8,225,423	88,851,201
Shares repurchased	(19,481,776)	(212,750,305)	(25,008,100)	(271,167,941)
Net increase	26,340,499	$287,478,925	66,452,428	$697,142,277

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $58,535. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

34	BrandywineGLOBAL — Global Opportunities Bond Fund 2018 Semi-Annual Report

BrandywineGLOBAL —

Global Opportunities Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W.Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

RobertM. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective March 12, 2018, BNY became custodian.

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Opportunities Bond Fund Legg Mason Funds 620 Eighth Avenue, 49th Floor New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013856 8/18 SR18-3409

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2018